Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses	$ 2,443,882	$ 314,128	$ 1,996,223
Accrued deferred offering costs			3,707,394
Payable for acquisition of a subsidiary			500,000
Total	$ 2,443,882	$ 314,128	$ 6,203,617